Document and Entity Information	Feb. 19, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001835591
Document Type	8-K
Document Period End Date	Feb. 19, 2024
Entity Registrant Name	VIZIO HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40271
Entity Tax Identification Number	85-4185335
Entity Address, Address Line One	39 Tesla
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	428-2525
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VZIO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false